Intangible Assets and Goodwill - Amortization Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 796	$ 177	$ 1,592	$ 177	$ 1,748
Cost of subscription revenues
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	378	60	747	60	697
Sales and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 418	105	835	105	937
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 12	$ 10	$ 12	$ 114